Note Allowance for loan losses (Allowance for loan losses - Additional Information) (Detail) $ in Thousands	3 Months Ended		12 Months Ended
	Jun. 30, 2015 USD ($)	Mar. 31, 2015	Dec. 31, 2015 USD ($) loans	Dec. 31, 2014 USD ($) loans
Financing Receivable
Financing Receivable Credit Quality Additional Information			Risk ratings scales 10 through 14 conform to regulatory ratings. The assignment of the obligor risk rating is based on relevant information about the ability of borrowers to service their debts such as current financial information, historical payment experience, credit documentation, public information, and current economic trends, among other factors.
Credit Card T D R Modification Time Period			24
Recorded Investment Loan Split			$ 10,800	$ 10,100
Charge Offs Included Recorded Investment Loan Split			747	2,100
Recorded Investment Period End			2,700	2,900
Allowance Loans Modified Loan Split			$ 330	$ 166
Change Allowance For Loan Losses Increased Look Back Period	$ 19,600
Change Allowance For Loan Losses Additional Enhancements	$ 21,500
Historical Loss Period	60-months	36-months
Recent Loss Trend Adjustment			12-months
Loan Note Ab Split | loans			11	6
Banco Popular North America
Financing Receivable
Recent Loss Trend Adjustment Percentage			4.00%	21.00%
Covered loans
Financing Receivable
Troubled debt restructurings			$ 6,596	$ 15,015
Non Covered Loans
Financing Receivable
Troubled debt restructurings			$ 1,151,343	$ 1,107,602
Net Impact Revisions	$ 1,900
Non Covered Loans | Banco Popular de Puerto Rico
Financing Receivable
Change Allowance For Loan Losses Increased Look Back Period	17,900
Change Allowance For Loan Losses Additional Enhancements	20,500
Recent Loss Trend Adjustment Percentage			15.00%	50.00%
Non Covered Loans | Banco Popular North America
Financing Receivable
Change Allowance For Loan Losses Increased Look Back Period	1,700
Change Allowance For Loan Losses Additional Enhancements	$ 1,000
Construction | Covered loans
Financing Receivable
Troubled debt restructurings			$ 0	$ 2,419
Construction | Non Covered Loans
Financing Receivable
Troubled debt restructurings			2,480	5,941
Commercial | Covered loans
Financing Receivable
Troubled debt restructurings			0	4,946
Commercial | Non Covered Loans
Financing Receivable
Troubled debt restructurings			$ 254,532	303,449
Mortgage and consumer
Financing Receivable
Historical Loss Period			18-months
Commercial and construction
Financing Receivable
Historical Loss Period			5-year
Loan | Construction
Financing Receivable
Outstanding commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructurings			$ 0	1,000
Loan | Commercial
Financing Receivable
Outstanding commitments to lend additional funds to debtors owing receivables whose terms have been modified in troubled debt restructurings			$ 11,000	$ 5,000